LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

10. LEASES

(a) The Group as a lessee

The Group has operating leases for sales stores (including brokerage sales stores, transaction closing service centers and home renovation and furnishing service stores), administrative offices, entrusted houses and land use rights in China. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of “Right-of-use assets”, “Lease liabilities current portion”, and “Lease liabilities non-current portion” on consolidated balance sheets.

The components of lease cost for the years ended December 31, 2020, 2021 and 2022 were listed as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	3,055,021	3,586,026	4,216,897
Short‑term lease cost	41,582	47,769	39,941
Total	3,096,603	3,633,795	4,256,838

Supplemental cash flows information related to leases was as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,928,198	3,413,301	3,652,435
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	5,631,276	5,749,581	11,427,030

10. LEASES (CONTINUED)

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Operating leases
Store leases	5,561,664	5,269,031
Administrative office leases	1,037,978	629,724
Leases of rental property management services	618,027	5,300,127
Land use rights	26,542	85,188
Total operating lease assets	7,244,211	11,284,070
Operating lease liabilities, current	2,752,795	4,972,345
Operating lease liabilities, non‑current	4,302,934	6,599,930
Total operating lease liabilities	7,055,729	11,572,275

	For the Year Ended December 31,
	2020	2021	2022

Weighted‑average remaining lease term (in years)
Operating leases	3.15	3.25	2.90
Land use right	42.34	41.34	44.17

Weighted‑average discount rate
Operating leases	5.1%	4.8%	4.5%
Land use right	5.1%	5.3%	4.7%

Maturities of lease liabilities were as follows:

As of
December 31,
2022
RMB
(in thousands)

2023	5,142,639
2024	3,916,301
2025	1,857,957
2026	622,691
2027	282,154
Thereafter	386,609
Total undiscounted lease payments	12,208,351
Less: imputed interest	(636,076)
Total lease liabilities	11,572,275

The Group’s lease agreements generally do not contain an option for the Group to renew a lease for a term agreed by the Group. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Payments under the lease arrangements are primarily fixed.

10. LEASES (CONTINUED)

(b) The Group as a lessor

Maturities of undiscounted lease payments to be received were as follows:

As of
December 31,
2022
RMB
(in thousands)

2023	1,795,727
2024	344,883
2025	80,766
2026	8,314
2027	5,650
Thereafter	17,926
Total undiscounted lease payments	2,253,266